Share-based payments - Outstanding DSUs Activity (Details) - Deferred Stock Units (DSU)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	4,623,099	4,391,997
Issued (in shares)	77,042	84,588
Settlement of RSUs/PSUs (in shares)	90,435	146,960
Dividends credited (in shares)	255,960	236,079
Settled (in shares)	(815,864)	(236,525)
Ending balance, outstanding (in shares)	4,230,672	4,623,099
Weighted average fair value at measurement date, other equity instruments granted | $	$ 61	$ 59